Goodwill and Intangible Assets - Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs for Multiple Cash Generating Units (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 18,942	€ 18,067
Food and Refreshment [Member] | Europe [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,000	4,100
Indefinite-life intangible assets		1,700	1,700
Food and Refreshment [Member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		3,400	4,000
Indefinite-life intangible assets		1,900	2,100
Food and Refreshment [Member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	[1]	3,700	1,900
Indefinite-life intangible assets	[1]	3,700	500
Beauty & Personal Care [member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		3,800	4,300
Indefinite-life intangible assets		3,100	3,100
Beauty & Personal Care [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		1,600	1,700
Indefinite-life intangible assets		1,900	2,000
Total significant CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill		16,500	16,000
Indefinite-life intangible assets		12,300	9,400
Others
Disclosure of detailed information about intangible assets [line items]
Goodwill	[2]	2,400	2,100
Indefinite-life intangible assets	[2]	2,900	2,500
Total CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill		18,900	18,100
Indefinite-life intangible assets		€ 15,200	€ 11,900

[1]	The Main Horlicks Acquisition increased goodwill by €2.0 billion and indefinite-life intangible assets by €3.3 billion in 2020. These values are provisional.
[2]	Included within Others are individually insignificant amounts of goodwill and intangible assets that have been allocated between multiple cash generating units.